Average Annual Total Returns - Class I2 - Alger Mid Cap Growth Portfolio	Class I-2 1 Year	Class I-2 5 Years	Class I-2 10 Years	Class I-2 Inception Date	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	64.63%	21.07%	14.88%	May 03, 2093	35.59%	18.66%	15.04%